SHARE CAPITAL (Details)					12 Months Ended
	Nov. 08, 2019	Nov. 07, 2019	Jul. 15, 2016 USD ($) shares	Nov. 13, 2014 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) instrument item shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares	Aug. 19, 2013 shares
Share capital
Share capital | $					$ 8,000	$ 8,000
Ordinary shares
Share capital
Issue of equity | $			$ 3,000	$ 5,000
Share capital | $					$ 8,000	$ 8,000	$ 8,000	$ 8,000	$ 5,000	$ 5,000
ADS to ordinary shares conversion					Group effected a change of the ADS-to-ordinary-share ratio from one (1) ADS representing eight (8) ordinary shares to one (1) ADS representing twenty (20) ordinary shares each ADS represents twenty ordinary shares.
ADS to ordinary shares conversion ratio	0.05	0.125
Shares considered as legally issued | shares					940,000	940,000
Par value per share | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Shares authorized | shares											500,000,000	500,000,000
Shares issued | shares					419,546,494	419,546,514	419,546,514	419,546,514	390,026,670	390,026,670	339,196,670	339,196,670
Increase in number of shares issued | shares			29,519,844	50,830,000
Adjustment on ratio change | shares					(20)
Acquisition of solar parks in the USA
Share capital
Number of solar parks acquired | item								23
Acquisition of solar parks in the USA | Ordinary shares
Share capital
Number of shares issued | instrument								29,519,844
Par value of shares issued | $								$ 2,952
Fair value of shares issued | $								$ 10,147,446